Fees Summary	Feb. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,959,000
Previously Paid Amount	0.00
Total Fee Amount	606.12
Total Offset Amount	0.00
Net Fee	606.12
Narrative - Max Aggregate Offering Price	$ 3,959,000
Final Prospectus	true